Fair Value Measurements Fair Value Measurements (Tables) - MidAmerican Energy Company [Member]	12 Months Ended
Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the fair value of plan assets, by major category, for MidAmerican Energy's defined benefit pension plan (in millions):

	Input Levels for Fair Value Measurements(1)
	Level 1	Level 2	Level 3	Total
As of December 31, 2015
Cash equivalents	$—	$16	$—	$16
Debt securities:
United States government obligations	5	—	—	5
Corporate obligations	—	57	—	57
Municipal obligations	—	6	—	6
Agency, asset and mortgage-backed obligations	—	27	—	27
Equity securities:
United States companies	130	—	—	130
International equity securities	40	—	—	40
Investment funds(2)	61	289	—	350
Real estate funds	—	—	47	47
Total	$236	$395	$47	$678

As of December 31, 2014
Cash equivalents	$—	$24	$—	$24
Debt securities:
United States government obligations	8	—	—	8
Corporate obligations	—	29	—	29
Municipal obligations	—	4	—	4
Agency, asset and mortgage-backed obligations	—	33	—	33
Equity securities:
United States companies	149	—	—	149
International equity securities	40	—	—	40
Investment funds(2)	84	319	—	403
Real estate funds	—	—	40	40
Total	$281	$409	$40	$730

(1)	Refer to Note 14 for additional discussion regarding the three levels of the fair value hierarchy.

(2)
Investment funds are comprised of mutual funds and collective trust funds. These funds consist of equity and debt securities of approximately 72% and 28%, respectively, for 2015 and 68% and 32%, respectively, for 2014. Additionally, these funds are invested in United States and international securities of approximately 73% and 27%, respectively, for 2015 and 74% and 26%, respectively, for 2014.

The following table presents the fair value of plan assets, by major category, for MidAmerican Energy's defined benefit other postretirement plans (in millions):

	Input Levels for Fair Value Measurements(1)
	Level 1	Level 2	Level 3	Total
As of December 31, 2015
Cash equivalents	$5	$—	$—	$5
Debt securities:
United States government obligations	5	—	—	5
Corporate obligations	—	12	—	12
Municipal obligations	—	39	—	39
Agency, asset and mortgage-backed obligations	—	12	—	12
Equity securities:
United States companies	120	—	—	120
Investment funds(2)	56	—	—	56
Total	$186	$63	$—	$249

As of December 31, 2014
Cash equivalents	$4	$—	$—	$4
Debt securities:
United States government obligations	5	—	—	5
Corporate obligations	—	11	—	11
Municipal obligations	—	40	—	40
Agency, asset and mortgage-backed obligations	—	15	—	15
Equity securities:
United States companies	128	—	—	128
Investment funds(2)	56	—	—	56
Total	$193	$66	$—	$259

(1)	Refer to Note 14 for additional discussion regarding the three levels of the fair value hierarchy.

(2)
Investment funds are comprised of mutual funds and collective trust funds. These funds consist of equity and debt securities of approximately 68% and 32%, respectively, for 2015 and 69% and 31%, respectively, for 2014. Additionally, these funds are invested in United States and international securities of approximately 32% and 68%, respectively, for 2015 and 31% and 69%, respectively, for 2014.

The following table presents MidAmerican Energy's assets and liabilities recognized on the Balance Sheets and measured at fair value on a recurring basis (in millions):

	Input Levels for Fair Value Measurements
	Level 1	Level 2	Level 3	Other(1)	Total
As of December 31, 2015:
Assets:
Commodity derivatives	$—	$8	$18	$(13)	$13
Money market mutual funds(2)	56	—	—	—	56
Debt securities:
United States government obligations	133	—	—	—	133
International government obligations	—	2	—	—	2
Corporate obligations	—	39	—	—	39
Municipal obligations	—	1	—	—	1
Agency, asset and mortgage-backed obligations	—	3	—	—	3
Auction rate securities	—	—	26	—	26
Equity securities:
United States companies	239	—	—	—	239
International companies	6	—	—	—	6
Investment funds	4	—	—	—	4
	$438	$53	$44	$(13)	$522

Liabilities - commodity derivatives	$(13)	$(61)	$(24)	$41	$(57)

As of December 31, 2014:
Assets:
Commodity derivatives	$1	$18	$24	$(26)	$17
Money market mutual funds(2)	1	—	—	—	1
Debt securities:
United States government obligations	136	—	—	—	136
International government obligations	—	1	—	—	1
Corporate obligations	—	39	—	—	39
Municipal obligations	—	2	—	—	2
Agency, asset and mortgage-backed obligations	—	2	—	—	2
Auction rate securities	—	—	26	—	26
Equity securities:
United States companies	238	—	—	—	238
International companies	5	—	—	—	5
	$381	$62	$50	$(26)	$467

Liabilities - commodity derivatives	$(18)	$(87)	$(12)	$73	$(44)

(1)	Represents netting under master netting arrangements and a net cash collateral receivable of $28 million and $47 million as of December 31, 2015 and 2014, respectively.

(2)	Amounts are included in cash and cash equivalents and investments and restricted cash and investments on the Balance Sheets. The fair value of these money market mutual funds approximates cost.

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table reconciles the beginning and ending balances of MidAmerican Energy's assets measured at fair value on a recurring basis using significant Level 3 inputs for the years ended December 31 (in millions):

	Commodity Derivatives			Auction Rate Securities
	2015	2014	2013	2015	2014	2013

Beginning balance	$12	$(3)	$—	$26	$23	$21
Changes included in earnings(1)	11	12	3	—	—	—
Changes in fair value recognized in OCI	(7)	—	(2)	—	3	2
Changes in fair value recognized in net regulatory assets	(25)	6	—	—	—	—
Purchases	1	1	—	—	—	—
Settlements	2	(4)	(4)	—	—	—
Ending balance	$(6)	$12	$(3)	$26	$26	$23

(1)
Changes included in earnings are reported as nonregulated operating revenue on the Statements of Operations. Net unrealized (losses) gains included in earnings for the years ended December 31, 2015, 2014 and 2013, related to commodity derivatives held at December 31, 2015, 2014 and 2013, totaled $8 million, $16 million and $(5) million, respectively.

Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table presents the carrying value and estimated fair value of MidAmerican Energy's long-term debt as of December 31, (in millions):

	2015		2014
	Carrying Value	Fair Value	Carrying Value	Fair Value

Long-term debt	$4,271	$4,636	$4,056	$4,581